Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 8,553	$ 7,940	$ 11,123	$ 11,091	$ 11,663	$ 10,904
Interest-bearing deposits with financial institutions		67,328	44,077	65,337
Total		$ 75,881	$ 52,017	$ 76,460

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).